Payables and Accrued Charges	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Payables and Accrued Charges

 NOTE 20   PAYABLES AND ACCRUED CHARGES

Payables and accrued charges consist primarily of amounts we owe to suppliers and prepayments made by customers planning to purchase our products for the upcoming growing season.

Payables and accrued charges as at December 31 were comprised of:

	2020	2019
Trade and other payables	4,415	4,016
Customer prepayments	1,800	1,693
Dividends	256	258
Accrued compensation	513	434
Current portion of asset retirement obligations and accrued environmental costs (Note 22)	162	148
Accrued interest	99	103
Current portion of share-based compensation (Note 5)	95	118
Current portion of derivatives	39	13
Income taxes (Note 8)	48	43
Current portion of pension and other post-retirement benefits (Note 21)	15	15
Other accrued charges and others	616	596
	8,058	7,437